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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



             Read instructions at end of Form before preparing Form

1.       Name and address of issuer:
         Met Life Investors USA Separate Account A
         22 Corporate Plaza Dr.
         Newport Beach, CA  92660

2. The name of each series or class of securities for which this Form is Filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]
         Met Life Investors USA Separate Account A

3.       Investment Company Act File Number:   811-3365

         Securities Act File Number: 2-75533; 33-37128; 33-61370; 33-7094;
                                     333-9221; 33-47984; 33-28623; 333-79625

         Filing fee is paid by 24f-2 filing on Securities Act File
         Number 2-75533.

4.(a)    Last day of fiscal year for which this Form is filed:
         12/31/2002

4.(b)    [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
             (See Instruction A.2)

         Note: If the Form is being filed late, interest must be paid on the registration fee due.

4.(c)    [ ] Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:

         (i)     Aggregate sale price of securities
                 sold during the fiscal year pursuant
                 to section 24(f):                               $1,277,795,747

         (ii)    Aggregate price of securities
                 redeemed or repurchased during the
                 fiscal year:                                    $  144,605,121

         (iii)   Aggregate price of securities
                 redeemed or repurchased during
                 any prior fiscal year ending no
                 earlier than October 11, 1995
                 that were not previously used
                 to reduce registration fees
                 payable to the Commission:                      $______________


         (iv)    Total available redemption credits
                 [add Items 5(ii) and 5(iii)]:                   $  144,605,121

         (v)     Net sales - if Item 5(i) is greater
                 than item 5(iv) [subtract Item 5(iv)
                 from Item 5(i)]:                                $1,133,190,626

         (vi)    Redemption credits available for use
                 in future years - if Item 5(i) is less
                 than Item 5(iv) [subtract Item 5(iv)
                 from Item 5(i)]:                                $(            )

         (vii)   Multiplier for determining registration
                 fee (See Instruction C.9):                    X       .0000809

         (viii)  Registration fee due [multiply Item 5(v)
                 by Item 5(vii)] (enter "0" if no fee
                 is due):                                      = $    91,675.12
                                                                   =============
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6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
         __________.


7.       Interest due - if this Form is being filed more
         than 90 days after the end of the issuer's fiscal
         year (see Instruction D):                             + $
                                                                 ---------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                               = $    91,675.12

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
         03/25/2003

         Method of Delivery:

                [X]  Wire Transfer       (reference number 4003)
                [ ]  Mail or other means

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title):   /s/ TIMOTHY E. BIGLEY
                            -----------------------------
                            Assistant Vice President

                            /s/ RICHARD C. PEARSON
                            -------------------------------------
                            Richard C. Pearson, Executive Vice President